Financial Instruments - Summary of Earnings Before Tax Due To Weakening of Foreign Currency (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
USD
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Earnings before income taxes	$ 1,776
AUD
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Earnings before income taxes	(90)
BRL
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Earnings before income taxes	$ 167